OTHER RECEIVABLES	12 Months Ended
May 31, 2025
Other Receivables [Abstract]
OTHER RECEIVABLES [Text Block]

6. OTHER RECEIVABLES

	May 31, 2025 $	May 31, 2024 $
HST receivable	122,249	76,338
Due from related party	77,353	78,853
Services receivable	104,765	172,520
Other	57	566
Total	304,424	328,277

The Company's exposure to credit risk related to other receivables is disclosed in Note 19.